Cash and Cash Equivalents - Summary of Cash and Cash Equivalents Balance (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 972,438	$ 139,682	¥ 940,298		¥ 279,952
RMB
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	569,772	569,772	332,702	$ 332,702
US$
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 402,666	$ 57,720	¥ 607,596	$ 88,529